Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT-RELATED BENEFITS
Total	$ 3,066	$ 2,857	$ 2,003
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,843	1,568	722
Total defined contribution plans cost	1,024	1,046	1,070
Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	198	242	211
U.S.
RETIREMENT-RELATED BENEFITS
Total	1,319	1,076	527
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	559	253	(317)
Total defined contribution plans cost	612	643	650
U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	147	180	195
Non-U.S.
RETIREMENT-RELATED BENEFITS
Total	1,747	1,781	1,475
Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,284	1,315	1,039
Total defined contribution plans cost	412	404	420
Non-U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	51	62	16
Personal Pension Plan (PPP) and Non-U.S. Defined Benefit Pension Plans | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,827	1,552	705
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	542	237	(334)
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	17	16	17
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	17	16	17
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	1,000	1,020	1,046
IBM 401(k) Plus Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	588	616	626
IBM Excess 401(k) Plus Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	24	26	24
IBM Excess 401(k) Plus Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost	$ 24	$ 26	$ 24